UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Winslow Management Company
Address: 99 High Street - 12th Floor
         Boston, MA  02110

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Matthew Patsky, CFA
Title:     Portfolio Manager
Phone:     (617) 371-3708

Signature, Place, and Date of Signing:

      /s/ Matthew Patsky     Boston, MA     January 18, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     44

Form13F Information Table Value Total:     $225,313 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADE CORP MASS                  COM              00089C107     1444    60000 SH       SOLE                    60000        0        0
ADEZA BIOMEDICAL CORP          COM              006864102     5044   239600 SH       SOLE                   239600        0        0
AMERICAN SUPERCONDUCTOR CORP   COM              030111108     2408   306000 SH       SOLE                   306000        0        0
APPLERA CORP                   COM CE GEN GRP   038020202     6927   632000 SH       SOLE                   632000        0        0
APTIMUS INC                    COM              03833v108     2528   320000 SH       SOLE                   320000        0        0
AQUANTIVE INC                  COM              03839g105    15656   620300 SH       SOLE                   620300        0        0
ARENA PHARMACEUTICALS INC      COM              040047102    18259  1284925 SH       SOLE                  1284925        0        0
AVID TECHNOLOGY INC            COM              05367P100      411     7500 SH       SOLE                     7500        0        0
BANKRATE INC                   COM              06646V108     9691   328300 SH       SOLE                   328300        0        0
BRIGHT HORIZON FAMILY SOLUTI   COM              109195107     3041    82090 SH       SOLE                    82090        0        0
CELGENE CORP                   COM              151020104      227     3500 SH       SOLE                     3500        0        0
COLOR KINETICS INC             COM              19624p100     6284   436700 SH       SOLE                   436700        0        0
DARLING INTL INC               COM              237266101       71    18000 SH       SOLE                    18000        0        0
DISTRIBUTED ENERGY SYS CORP    COM              25475v104     2494   329000 SH       SOLE                   329000        0        0
DURECT CORP                    COM              266605104    15129  2984055 SH       SOLE                  2984055        0        0
ENVIRONMENTAL PWR CORP         COM NEW          29406l201     1078   154000 SH       SOLE                   154000        0        0
EVERGREEN SOLAR INC            COM              30033r108     1491   140000 SH       SOLE                   140000        0        0
FUEL-TECH N V                  COM              359523107     9227  1017350 SH       SOLE                  1017350        0        0
GREEN MTN COFFEE ROASTERS IN   COM              393122106     8753   215600 SH       SOLE                   215600        0        0
HEADWATERS INC                 COM              42210p102      216     6100 SH       SOLE                     6100        0        0
HERBALIFE LTD                  COM USD SHS      g4412g101    11994   368830 SH       SOLE                   368830        0        0
I2 TECHNOLOGIES INC            COM NEW          465754208      353    25000 SH       SOLE                    25000        0        0
IMPCO TECHNOLOGIES INC         COM              45255w106     3560   690000 SH       SOLE                   690000        0        0
INTELLISYNC CORP               COM              458176104      275    53240 SH       SOLE                    53240        0        0
INTERMAGNETICS GEN CORP        COM              458771102      611    19150 SH       SOLE                    19150        0        0
ISIS PHARMACEUTICALS INC       COM              464330109     9964  1901500 SH       SOLE                  1901500        0        0
ITRON INC                      COM              465741106     3929    98130 SH       SOLE                    98130        0        0
JUPITERMEDIA CORP              COM              48207D101     3574   241800 SH       SOLE                   241800        0        0
LIFE TIME FITNESS INC          COM              53217r207      324     8500 SH       SOLE                     8500        0        0
MACROVISION CORP               COM              555904101      837    50000 SH       SOLE                    50000        0        0
MICROTUNE INC DEL              COM              59514p109       77    18500 SH       SOLE                    18500        0        0
NAM TAI ELECTRS INC            COM PAR $0.02    629865205     8088   359450 SH       SOLE                   359450        0        0
NATURES SUNSHINE PRODUCTS IN   COM              639027101      181    10000 SH       SOLE                    10000        0        0
OPSWARE INC                    COM              68383a101     1188   175000 SH       SOLE                   175000        0        0
PALOMAR MED TECHNOLOGIES INC   COM NEW          697529303     4783   136500 SH       SOLE                   136500        0        0
PHARMACOPEIA DRUG DISCVRY IN   COM              7171ep101       89    25000 SH       SOLE                    25000        0        0
REDBACK NETWORKS INC           COM NEW          757209507     4318   307100 SH       SOLE                   307100        0        0
SONIC SOLUTIONS                COM              835460106     7144   473100 SH       SOLE                   473100        0        0
SUNOPTA INC                    COM              8676ep108      187    35574 SH       SOLE                    35574        0        0
SURMODICS INC                  COM              868873100    18436   498400 SH       SOLE                   498400        0        0
THERMOGENESIS CORP             COM NEW          883623209     7761  1606850 SH       SOLE                  1606850        0        0
TRIDENT MICROSYSTEMS INC       COM              895919108     7873   437400 SH       SOLE                   437400        0        0
UNITED NAT FOODS INC           COM              911163103    10460   396200 SH       SOLE                   396200        0        0
WHOLE FOODS MKT INC            COM              966837106     8928   115360 SH       SOLE                   115360        0        0